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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia High Yield Municipal Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.4%
ALABAMA 0.5%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT (a)
12/01/24	6.375%	$275,000	$308,965
Courtland Industrial Development Board (a)
Refunding Revenue Bonds
International Paper Co. Projects
Series 2003B AMT
08/01/25	6.250%	2,000,000	2,055,180
Series 2005A AMT
06/01/25	5.200%	1,000,000	965,670
Total			3,329,815
ALASKA 0.9%
City & Borough of Juneau Revenue Bonds St. Ann’s Care Center Project Series 1999
12/01/25	6.875%	1,435,000	1,420,750
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 (b)
10/01/41	7.750%	5,000,000	5,081,700
Total			6,502,450
ARIZONA 1.7%
Arizona Health Facilities Authority Refunding Revenue Bonds Phoenix Memorial Hospital Series 1991 (c)(d)
06/01/12	8.125%	1,803,743	18
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,116,096
Pima County Industrial Development Authority
Revenue Bonds American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,061,478
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	1,900,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Yavapai County Industrial Development Authority
Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	$3,500,000	$3,332,840
Total			12,410,652
ARKANSAS —%
City of Camden Refunding Revenue Bonds International Paper Co. Project Series 2004A AMT (a)
11/01/18	5.000%	250,000	253,750
CALIFORNIA 10.3%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(e)
07/01/18	6.000%	2,000,000	1,902,540
Cabazon Band Mission Indians (b)(c)
Revenue Bonds
Series 2004
10/01/19	8.750%	2,785,000	1,819,273
Series 2010
10/01/20	8.375%	1,420,000	1,419,531
Cabazon Band Mission Indians (b)(c)(e)
Revenue Bonds
Series 2004
10/01/11	7.358%	405,000	234,900
10/01/15	8.375%	560,000	389,553
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,475,500
Series 2008K AMT
08/01/33	5.550%	3,000,000	3,002,250
California Infrastructure & Economic Development Bank
Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	5,000,000	5,929,500
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/34	6.375%	5,000,000	5,525,900
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,801,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Aspire Public Schools
Series 2010
07/01/46	6.125%	$5,000,000	$4,876,600
California Statewide Communities Development Authority (c)(e)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	250,000	228,768
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	100,000	100,419
City of Lincoln
Prerefunded 09/01/13 Special Tax Bonds
Community Facilities District
Series 2004-1
09/01/20	5.750%	450,000	501,602
09/01/24	5.900%	445,000	497,296
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,362,000
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,707,025
Empire Union School District Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC) (f)
10/01/21	0.000%	1,665,000	949,167
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	3,000,000	2,720,910
Foothill-Eastern Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1999
01/15/30	0.000%	11,520,000	3,487,680
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	200,000	220,388
Huntington Beach Community Facilities District
Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,256,387
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A
07/01/19	5.000%	2,000,000	2,392,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Los Angeles Regional Airports Improvement Corp.
Revenue Bonds Series 2002C AMT (a)
12/01/24	7.500%	$400,000	$396,644
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	5,482,000
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	1,719,480
Palomar Pomerado Health Certificate of Participation Series 2010
11/01/41	6.000%	4,500,000	4,312,710
Richmond Joint Powers Financing Authority
Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,778,635
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,543,050
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	5,000,000	3,831,100
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
11/01/37	5.000%	2,475,000	2,525,614
Total			76,390,702
COLORADO 2.3%
Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	1,000,000	863,310
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/38	5.500%	5,000,000	5,090,750
Colorado Health Facilities Authority
Revenue Bonds
Christian Living Communities Project
Series 2006A
01/01/26	5.750%	500,000	489,725

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Covenant Retirement Communities, Inc.
Series 2002B
12/01/33	6.125%	$1,000,000	$1,000,400
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	5,750,000	5,804,912
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (f)
09/01/18	0.000%	4,000,000	2,777,560
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	984,320
Total			17,010,977
CONNECTICUT 1.2%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	1,080,000	1,072,429
08/15/27	5.500%	1,000,000	978,200
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	5,000,000	5,520,300
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B (b)(d)(e)(f)
09/01/15	0.000%	2,000,000	549,100
Mohegan Tribe of Indians of Connecticut (b)(e)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	475,000	379,810
Series 2003
01/01/33	5.250%	1,000,000	689,360
Total			9,189,199
DELAWARE 0.2%
Centerline Equity Issuer Trust (a)(e)
05/15/19	6.300%	1,000,000	1,103,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE (CONTINUED)
City of Wilmington Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT (a)(c)
06/01/28	6.250%	$780,000	$686,650
Total			1,790,220
DISTRICT OF COLUMBIA 0.1%
Resolution Trust Corp. Pass-Through Certificates Series 1993A (c)
12/01/16	8.500%	455,481	436,866
FLORIDA 9.7%
Brandy Creek Community Development District
Special Assessment Bonds Series 2003A
05/01/34	6.350%	935,000	958,412
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(c)
07/01/40	7.500%	1,500,000	1,501,155
Capital Trust Agency (a)(c)
Revenue Bonds
Orlando Project
Series 2003 AMT
01/01/32	6.750%	650,000	572,722
Capital Trust Agency (c)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	7.000%	1,425,000	572,351
Celebration Community Development District
Special Assessment Bonds Series 2003A
05/01/34	6.400%	910,000	902,429
Channing Park Community Development District
Special Assessment Bonds Series 2007
05/01/38	5.300%	750,000	610,358
City of Lakeland (e)
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	668,135
01/01/43	6.375%	2,250,000	2,134,822
Colonial Country Club Community Development District
Special Assessment Bonds Series 2003
05/01/33	6.400%	675,000	694,609

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Lee Solid Waste System Revenue Bonds Series 2006A (AMBAC) (a)
10/01/17	5.000%	$2,010,000	$2,154,418
County of Miami-Dade Subordinated Revenue Bonds Capital Appreciation Series 2009B (f)
10/01/41	0.000%	40,000,000	6,238,800
Double Branch Community Development District
Special Assessment Bonds Series 2002A
05/01/34	6.700%	635,000	650,945
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A
09/15/40	6.000%	3,750,000	3,515,887
Islands at Doral Southwest Community Development District
Special Assessment Bonds Series 2003
05/01/35	6.375%	725,000	791,896
Lee County Industrial Development Authority
Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	3,274,000
Lexington Oaks Community Development District
Special Assessment Bonds Series 2002A
05/01/33	6.700%	250,000	254,490
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,221,120
Middle Village Community Development District
Special Assessment Bonds Series 2004A
05/01/35	6.000%	2,000,000	1,774,720
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	5,000,000	5,144,900
Oakmont Grove Community Development District (c)(d)
Special Assessment Bonds
Series 2007A
05/01/38	5.400%	1,200,000	420,000
Series 2007B
05/01/12	5.250%	1,000,000	350,000
Orange County Health Facilities Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	$2,000,000	$1,801,680
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	297,343
07/01/38	5.500%	1,750,000	1,437,923
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	3,687,760
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(e)
10/01/24	5.500%	2,000,000	1,854,380
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	445,000	322,162
Series 2004B
05/01/16	7.500%	3,340,000	3,130,515
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2003
10/01/28	6.375%	750,000	761,715
10/01/34	6.375%	500,000	506,020
Series 2010A
04/01/39	6.250%	2,000,000	2,045,580
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	2,709,639
Vicars Landing Project
Series 2007
02/15/27	5.000%	4,030,000	3,834,505
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40	5.375%	4,275,000	3,334,372
Sweetwater Creek Community Development District
Special Assessment Bonds Series 2007A (c)
05/01/38	5.500%	3,805,000	1,714,914
Tolomato Community Development District
Special Assessment Bonds
Series 2007
05/01/17	6.375%	1,765,000	1,279,890
05/01/40	6.650%	3,000,000	1,870,380
Waterset North Community Development District
Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,960,000	1,123,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006 (c)
05/01/37	5.500%	$1,645,000	$734,986
Westchester Community Development District No. 1
Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	729,088
Westridge Community Development District Special Assessment Bonds Series 2005 (c)(d)
05/01/37	5.800%	2,650,000	1,008,325
Total			71,590,700
GEORGIA 3.5%
Columbus Housing Authority Revenue Bonds Gardens at Calvary Project Series 1999
11/15/29	7.000%	2,000,000	1,792,540
County of Fulton Refunding Revenue Bonds Series 2011
01/01/21	5.000%	3,500,000	4,180,365
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,578,525
Fulton County Residential Care Facilities for the Elderly Authority
Revenue Bonds
1st Mortgage-Lenbrook Project
Series 2006A
07/01/17	5.000%	2,000,000	1,854,980
07/01/29	5.000%	3,000,000	2,230,980
Canterbury Court Project
Series 2004A
02/15/34	6.125%	1,000,000	909,250
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	75,000	85,222
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	831,857
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	6,000,000	5,963,280
Savannah Economic Development Authority
Revenue Bonds
1st Mortgage-Marshes of Skidaway

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Series 2003A
01/01/24	7.400%	$500,000	$495,560
01/01/34	7.400%	3,000,000	2,901,270
Total			25,823,829
GUAM 0.7%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (b)
12/01/40	6.875%	4,750,000	4,856,875
HAWAII 0.6%
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,719,090
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	1,875,825
Total			4,594,915
ILLINOIS 9.3%
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	5,000,000	5,192,900
Tax Allocation Bonds
Pilsen Redevelopment
Series 2004B
06/01/22	6.750%	1,225,000	1,247,222
Du Page County Special Service Area No. 31
Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	599,850
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,604,645
Lutheran Hillside Village
Series 2006
02/01/26	5.125%	2,000,000	1,865,940
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,638,370
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	4,635,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Hoosier Care Project
Series 1999A
06/01/34	7.125%	$1,330,000	$1,236,740
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,479,080
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,183,930
Series 2003A
11/15/32	7.000%	1,000,000	940,250
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,284,000
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,386,725
Illinois Finance Authority (a)
Revenue Bonds
People’s Gas Light & Coke Co.
Series 2003 (AMBAC) AMT
11/01/38	4.875%	2,500,000	2,583,075
Illinois Finance Authority (c)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/37	6.000%	3,806,608	38
11/15/42	6.000%	1,522,643	15
Illinois Finance Authority (c)(d)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	248,500
Monarch Landing, Inc. Facility
Series 2007A
12/01/27	7.000%	1,383,249	14
Illinois Finance Authority (g)
Refunding Revenue Bonds
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,500,000	2,489,775
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	4,965,700
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	2,922,000	2,822,155
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,181,300
Southwestern Illinois Development Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Anderson Hospital
Series 1999
08/15/29	5.625%	$250,000	$249,975
Series 2006
08/15/26	5.125%	1,245,000	1,196,682
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,590,000	2,995,352
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005
01/01/24	6.250%	1,500,000	1,003,650
Village of Hillside Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/28	7.000%	2,500,000	2,308,475
Village of Lincolnshire Special Tax Bonds Sedebrook Project Series 2004
03/01/34	6.250%	750,000	665,940
Village of Rosemont Tax Allocation Bonds River Road Hotel Parntners Project Series 2007
12/30/23	5.100%	2,800,000	2,261,448
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,723,000	2,925,720
Will-Kankakee Regional Development Authority
Prerefunded 12/15/11 Revenue Bonds Flanders Corp./PrecisionAire Series 1997 AMT (a)(c)
12/15/17	6.500%	495,000	500,737
Total			68,693,603
INDIANA 0.6%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	710,668
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,595,532

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	$1,085,000	$1,008,920
Total			4,315,120
IOWA 0.7%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	268,000	260,807
Iowa Finance Authority
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/18	5.750%	505,000	476,472
07/01/28	5.750%	1,475,000	1,248,278
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	2,210,000	1,987,873
11/15/27	5.500%	1,135,000	842,953
11/15/37	5.500%	750,000	509,535
Total			5,325,918
KANSAS 2.9%
City of Lenexa
Improvement Refunding Revenue Bonds
Series 2007
05/15/39	5.500%	2,250,000	1,798,335
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	503,000
05/15/39	7.250%	1,500,000	1,511,145
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement
Series 2007A
05/15/24	5.000%	3,000,000	2,685,330
05/15/29	5.000%	2,680,000	2,277,116
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT (a)
06/15/32	6.250%	1,875,000	1,675,125
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	2,595,000	2,701,706
Revenue Bonds
Legends Village West Project
Series 2006

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
10/01/28	4.875%	$2,020,000	$1,574,428
Wyandotte County-Kansas City Unified Government (f)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	11,475,000	6,818,101
Total			21,544,286
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	822,000	799,938
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,227,199
Total			2,027,137
LOUISIANA 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,208,350
Louisiana Public Facilities Authority
Revenue Bonds
Ochsner Clinic Foundation Project
Series 2007A
05/15/38	5.250%	5,000,000	4,719,400
Louisiana Public Facilities Authority (c)
Revenue Bonds
Progressive Healthcare
Series 1998
10/01/28	6.375%	2,000,000	1,610,420
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,325,950
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	4,911,350
Total			21,775,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 0.8%
City of Westminster
Revenue Bonds
Carroll Lutheran Village
Series 2004A
05/01/34	6.250%	$1,750,000	$1,563,013
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,000,000	1,007,850
Revenue Bonds
University of Maryland-College Park Projects
Series 2008
06/01/43	5.875%	2,735,000	2,803,648
Munimae TE Bond Subsidiary LLC AMT (a)(c)(e)
06/30/49	5.800%	1,000,000	680,010
Total			6,054,521
MASSACHUSETTS 3.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	725,080
Revenue Bonds
Boston Biomedical Research
Series 1999
02/01/19	5.650%	310,000	309,985
02/01/29	5.750%	375,000	342,514
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,488,120
Groves-Lincoln
Series 2009A
06/01/44	7.875%	1,500,000	1,539,840
Series 2009B-1
06/01/16	7.250%	3,500,000	3,501,155
Linden Ponds, Inc. Facility (e)
Series 2011A-1
11/15/31	6.250%	2,112,442	1,619,567
11/15/39	6.250%	634,649	462,926
11/15/46	6.250%	2,502,917	1,786,357
Series 2011A-2
11/15/46	5.500%	279,667	167,660
Massachusetts Development Finance Agency (a)
Revenue Bonds
Ogden Haverhill
Series 1999A AMT
12/01/14	6.700%	235,000	235,432
Massachusetts Development Finance Agency (c)
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	2,035,000	1,760,784
Massachusetts Development Finance Agency (f)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Linden Ponds, Inc. Facility
Series 2011B (c)
11/15/56	0.000%	$ 1,391,019	$ 6,886
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2008H (AGM) AMT (a)
01/01/30	6.350%	3,050,000	3,263,408
Massachusetts Health & Educational Facilities Authority
Prerefunded 12/15/12 Revenue Bonds
Civic Investments
Series 2002A
12/15/15	9.000%	1,100,000	1,208,020
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	4,371,200
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,123,037
Massachusetts Housing Finance Agency
Revenue Bonds
Housing
Series 2005E AMT (a)
12/01/28	5.000%	185,000	186,171
Massachusetts Industrial Finance Agency
Refunding Revenue Bonds
Ogden Haverhill Project
Series 1998A AMT (a)
12/01/19	5.600%	1,000,000	1,003,190
Total			28,101,332
MICHIGAN 4.0%
County of Wayne
Limited General Obligation Bonds
Building Improvement
Series 2009A
11/01/39	6.750%	4,950,000	5,348,920
Garden City Hospital Finance Authority
Refunding Revenue Bonds
Garden City Hospital Obligation
Series 2007A
08/15/38	5.000%	2,250,000	1,631,768
Global Preparatory Academy
Refunding Revenue Bonds
Series 2007
11/01/26	5.000%	2,445,000	1,914,948
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11/15/46	5.250%	3,000,000	2,910,000
Oakwood Obligation Group
Series 2007A
07/15/37	5.000%	5,000,000	4,689,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Revenue Bonds
McLaren Health Care
Series 2005C
08/01/35	5.000%	$2,500,000	$2,507,625
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT (a)(c)
11/01/25	6.550%	1,500,000	1,314,480
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	751,110
06/01/48	6.000%	11,000,000	7,743,780
Summit Academy North
Refunding Revenue Bonds
Series 2005
11/01/35	5.500%	750,000	575,730
Total			29,388,261
MINNESOTA 2.2%
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	833,290
07/01/42	5.700%	2,000,000	1,551,720
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/27	5.200%	2,375,000	1,920,211
City of Minneapolis
Revenue Bonds
Riverton Community Housing Project
Series 2006A
08/01/40	5.700%	1,600,000	1,391,264
City of Roseville
Revenue Bonds
Care Institute, Inc. Project
Series 1993 (c)
11/01/23	7.750%	1,270,000	998,080
City of Sartell
Revenue Bonds
Foundation for Healthcare Project
Series 1999A
09/01/29	6.625%	2,000,000	1,999,780
Series 2001A
09/01/30	8.000%	935,000	952,438

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Minneapolis & St Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2003
12/01/29	5.875%	$ 400,000	$ 409,144
Minneapolis/St Paul Housing Finance Board
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	73,382	73,554
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	4,000,000	3,963,760
11/15/35	6.000%	2,000,000	1,952,540
Total			16,045,781
MISSISSIPPI 0.6%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,131,338
Series 1992B
04/01/22	6.700%	230,000	245,720
County of Warren
Revenue Bonds
International Paper Co.
Series 2008A
09/01/32	6.500%	2,000,000	2,149,620
Rankin County Five Lakes Utility District
Series 1994 (c)
07/15/37	7.000%	250,000	223,093
Total			4,749,771
MISSOURI 4.3%
Cape Girardeau County Industrial Development Authority
Revenue Bonds
Southeast Missouri Hospital Association
Series 2007
06/01/27	5.000%	1,800,000	1,765,386
City of Fenton
Refunding Tax Allocation Bonds
Gravois Bluffs Redevelopment Project
Series 2006
04/01/21	4.500%	230,000	234,223
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A
03/01/18	5.250%	1,000,000	989,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	$3,100,000	$3,129,388
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/39	6.875%	5,000,000	5,163,650
City of Riverside
Tax Allocation Bonds
L-385 Levee Project
Series 2004
05/01/20	5.250%	1,275,000	1,329,009
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/34	6.750%	2,250,000	2,312,212
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/45	8.250%	4,500,000	4,693,500
Saline County Industrial Development Authority
Revenue Bonds
John Fitzgibbon Memorial Hospital, Inc.
Series 2005
12/01/35	5.625%	5,485,000	4,650,567
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,041,261
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	2,000,000	1,952,940
12/01/41	6.375%	3,000,000	2,821,410
St. Louis Industrial Development Authority
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC) (f)
07/15/18	0.000%	3,000,000	1,990,260
Total			32,073,046
MONTANA 0.1%
Montana Facility Finance Authority
Revenue Bonds
Senior Living-St. John’s Lutheran
Series 2006A
05/15/36	6.125%	1,000,000	895,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 0.6%
City of Sparks
Senior Sales Tax Anticipation Revenue Bonds
Series 2008A (e)
06/15/28	6.750%	$5,000,000	$4,199,000
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority
Revenue Bonds
Pennichuck Water Works, Inc. Project
Series 1988 Escrowed to Maturity AMT (a)
07/01/18	7.500%	210,000	253,537
NEW JERSEY 2.7%
Middlesex County Improvement Authority (c)(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	124,575
Middlesex County Improvement Authority (d)
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	247,500
01/01/37	6.250%	6,450,000	580,500
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	1,851,142
Revenue Bonds
1st Mortgage-Seashore Gardens Project
Series 2006
11/01/26	5.300%	500,000	407,760
Cigarette Tax
Series 2004
06/15/29	5.750%	1,000,000	985,710
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	4,000,000	3,667,440
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/19	6.250%	1,000,000	983,770
09/15/29	6.250%	2,500,000	2,387,425
Series 2003 AMT
06/01/33	9.000%	1,000,000	1,031,780
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	2,000,000	2,102,720
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	3,000,000	2,990,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Tobacco Settlement Financing Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003
06/01/39	6.750%	$ 2,000,000	$ 2,210,980
Tobacco Settlement Financing Corp. (f)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/41	0.000%	7,500,000	311,925
Total			19,883,507
NEW YORK 3.6%
Broome County Industrial Development Agency
Revenue Bonds
Good Shepard Village
Series 2008A
07/01/40	6.875%	4,000,000	3,862,200
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,600,000	1,592,368
05/01/29	6.000%	625,000	599,688
Nassau County Tobacco Settlement Corp.
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D (f)
06/01/60	0.000%	25,000,000	140,250
New York City Industrial Development Agency (a)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/25	7.625%	3,000,000	2,999,850
08/01/28	8.000%	2,000,000	2,040,000
New York Liberty Development Corp.
Revenue Bonds
National Sports Museum Project
Series 2006A (c)(d)(e)
02/15/19	6.125%	1,979,996	20
New York State Dormitory Authority
Revenue Bonds
NYU Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,043,620
Series 2011A
07/01/40	6.000%	1,000,000	1,050,560
The New School
Series 2010
07/01/50	6.000%	5,000,000	5,503,050
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	1,350,000	1,394,941
Port Authority of New York & New Jersey (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	$120,000	$111,145
Seneca County Industrial Development Agency
Revenue Bonds
Seneca Meadows, Inc. Project
Series 2005 AMT (a)(e)(h)
10/01/35	6.625%	5,000,000	5,027,700
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	485,000	485,757
Total			26,851,149
NORTH CAROLINA 1.9%
Charlotte-Mecklenburg Hospital Authority
Refunding Revenue Bonds
Carolinas HealthCare System Group
Series 2008A
01/15/24	5.250%	5,000,000	5,495,950
Durham Housing Authority
Revenue Bonds
Series 2005 AMT (a)(c)(e)
02/01/38	5.650%	3,213,202	2,838,574
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,360,455
North Carolina Medical Care Commission
Revenue Bonds
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,550,000	1,557,130
Total			14,252,109
NORTH DAKOTA 0.4%
City of Fargo
Revenue Bonds
Sanford
Series 2011
11/01/31	6.250%	2,500,000	2,757,575
OHIO 1.8%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Revenue Bonds
Senior Turbo Series 2007A-2
06/01/24	5.125%	7,000,000	5,345,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO (CONTINUED)

Cleveland-Cuyahoga County Port Authority
Revenue Bonds
Fairmount Montessori Association
Series 2005B (Fifth Third Bank)
05/15/25	5.125%	$645,000	$569,155
County of Lucas
Improvement Refunding Revenue Bonds
Lutheran Homes
Series 2010A
11/01/45	7.000%	5,000,000	5,249,550
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008 (c)
12/01/38	7.000%	2,500,000	1,624,900
Summit County Port Authority
Revenue Bonds
Seville Projects
Series 2005A
05/15/25	5.100%	415,000	367,229
Total			13,156,174

OKLAHOMA 0.2%

Oklahoma County Finance Authority
Revenue Bonds
Sail Associates LLC
Series 2007 AMT (Bank of the West) (a)
12/01/41	5.250%	1,475,000	1,495,562

OREGON 1.4%

City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/39	6.375%	2,000,000	2,082,560
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	2,900,000	2,715,531
Cow Creek Band of Umpqua Tribe of Indians
Revenue Bonds
Series 2006C (b)(e)
10/01/26	5.625%	1,700,000	1,350,497
Warm Springs Reservation Confederated Tribe
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B (b)
11/01/33	6.375%	2,410,000	2,432,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON (CONTINUED)

Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	$2,235,000	$2,058,525
Total			10,639,333

PENNSYLVANIA 3.6%

Bucks County Industrial Development Authority
Revenue Bonds
Ann’s Choice, Inc. Facility
Series 2005A
01/01/35	6.250%	1,750,000	1,622,757
Chartiers Valley Industrial & Commercial Development Authority
Refunding Revenue Bonds
Asbury Health Center
12/01/24	6.375%	750,000	749,962
Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002 (c)
05/01/32	8.500%	360,000	344,837
Dauphin County Industrial Development Authority
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT (a)
06/01/24	6.900%	3,200,000	3,882,880
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	1,848,860
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	1,400,000	1,233,414
02/01/35	6.250%	1,350,000	1,146,906
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	4,000,000	4,343,720
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,582,124
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,506,550
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Series 2011
Shippensburg University
10/01/43	6.250%	2,000,000	2,049,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

Pennsylvania Industrial Development Authority
Refunding Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	$2,355,000	$2,657,076
Philadelphia Authority for Industrial Development Revenue Bonds Facilities Aero Philadelphia LLC Series 1999 AMT (a)(c)
01/01/24	5.500%	900,000	677,925
Total			26,646,291

PUERTO RICO 0.8%

Children’s Trust Fund
Asset-Backed Revenue Bonds
Series 2005B (b)(f)
05/15/55	0.000%	25,000,000	606,250
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (b)
07/01/20	5.500%	1,005,000	1,120,444
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority
Revenue Bonds
AES Puerto Rico Project
Series 2000 AMT (a)(b)
06/01/26	6.625%	3,820,000	3,819,695
Total			5,546,389

SOUTH CAROLINA 1.4%

Laurens County School District No. 055
Revenue Bonds
Series 2005
12/01/30	5.250%	1,300,000	1,324,232
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,000,000	924,300
05/01/28	5.500%	1,100,000	948,211
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	2,398,290
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,029,750
Total			10,624,783

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH DAKOTA 0.2%

South Dakota Economic Development Finance Authority
Revenue Bonds
Pooled Loan Program-Davis Family
Series 2004-4A AMT (a)
04/01/29	6.000%	$1,400,000	$1,432,550

TENNESSEE 0.1%

Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Germantown Village
Series 2003A
12/01/34	7.250%	675,000	651,820
Series 2006
12/01/34	6.250%	475,000	411,778
Total			1,063,598

TEXAS 7.4%

Abilene Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System
Series 1998A
11/15/25	5.900%	1,350,000	1,104,206
Series 2003A
11/15/33	7.000%	800,000	710,752
Brazos River Authority
Refunding Revenue Bonds
TXU Energy Co. LLC Project
Series 2003C AMT (a)
10/01/38	6.750%	1,180,000	342,082
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/45	6.125%	5,000,000	5,182,500
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated Lien
Series 2011
01/01/41	6.750%	5,000,000	4,948,950
Dallas County Flood Control District No. 1
Unlimited General Obligation Refunding Bonds
Series 2002
04/01/32	7.250%	1,000,000	1,021,440
Dallas-Fort Worth International Airport Facilities
Improvement Corp.
Refunding Revenue Bonds
Subordinated Series 2000A AMT (a)
05/01/29	9.000%	2,250,000	2,197,687
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,109,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

El Paso County Housing Finance Corp. (c)
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
12/01/32	8.000%	$545,000	$549,480
Series 2000D
12/01/32	10.000%	655,000	661,596
Gulf Coast Industrial Development Authority
Revenue Bonds
Citgo Petroleum Project
Series 1998 AMT (a)
04/01/28	8.000%	875,000	880,259
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	3,806,080
Series 2006A
11/01/36	5.750%	5,000,000	4,193,750
Houston Health Facilities Development Corp.
Revenue Bonds
Buckingham Senior Living Community
Series 2004A
02/15/34	7.125%	1,000,000	1,159,210
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,037,350
08/15/39	6.250%	1,500,000	1,561,290
Mission Economic Development Corp
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT (a)
12/01/24	6.875%	5,000,000	5,138,700
North Texas Tollway Authority
Refunding Revenue Bonds
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	2,645,000	2,723,001
Revenue Bonds
1st Tier
Series 2009A
01/01/39	6.250%	1,500,000	1,633,680
Pharr Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2009A
08/15/39	6.500%	3,000,000	3,102,270
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village
Series 2009
11/15/44	6.375%	4,250,000	4,323,610
CC Young Memorial Home
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

02/15/38	8.000%	$4,000,000	$4,077,440
Total			54,464,493

VERMONT 0.1%

Vermont Educational & Health Buildings Financing Agency
Prerefunded 01/01/14 Revenue Bonds
Vermont Law School Project
Series 2003A
01/01/33	5.500%	500,000	555,330

VIRGIN ISLANDS 0.7%

Virgin Islands Public Finance Authority
Senior Secured Revenue Bonds
Hovensa Coker Project
Series 2002 AMT (a)(b)
07/01/21	6.500%	5,000,000	5,004,650

VIRGINIA 0.8%

Mosaic District Community Development Authority
Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,617,050
Virginia Small Business Financing Authority
Revenue Bonds
Hampton Roads Proton
Series 2009B
07/01/19	8.000%	2,895,000	3,039,750
Total			5,656,800

WASHINGTON 0.1%

Seattle Housing Authority
Revenue Bonds
Capital Fund Program-High Rise Rehab
Series 2005I (AGM) AMT (a)
11/01/25	5.000%	1,000,000	1,002,520

WISCONSIN 2.0%

Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Clement Manor, Inc.
Series 1998
08/15/24	5.750%	2,152,000	2,031,273
Three Pillars Senior Communities
Series 2003
08/15/23	5.600%	790,000	801,336
Revenue Bonds
Fort Healthcare, Inc. Project
Series 2004
05/01/34	6.100%	1,965,000	1,979,777

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)

Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	$5,000,000	$5,104,350
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	1,862,035
St. Johns Communities, Inc.
Series 2009C-1
09/15/15	6.400%	2,000,000	2,005,560
Three Pillars Senior Living
Series 2004A
08/15/34	5.500%	870,000	836,044
Total			14,620,375

WYOMING 0.4%

County of Campbell
Pollution Control Refunding Revenue Bonds
Black Hills Power, Inc. Project
Series 2004
10/01/24	5.350%	3,250,000	3,282,630

Total Municipal Bonds (Cost: $721,913,193)			$698,559,491

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.7%

NEVADA 0.7%

Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
VRDN Series 2006C (Dexia Credit Local) (h)
06/01/36	2.500%	$5,000,000	$5,000,000

Total Floating Rate Notes (Cost: $5,000,000)			$5,000,000

	Shares		Value

Money Market Fund 1.8%

Dreyfus Tax-Exempt Cash Management Fund, 0.010% (i)	13,433,533		$13,433,533

Total Money Market Fund (Cost: $13,433,533)			$13,433,533

Total Investments
(Cost: $740,346,726) (j)		$716,993,024(k)
Other Assets & Liabilities, Net			23,285,220

Total Net Assets			$740,278,244

Notes to Portfolio of Investments

(a)          At September 30, 2011, the value of securities subject to alternative minimum tax represented 10.51% of net assets.

(b)          Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At September 30, 2011, the value of these securities amounted to $33,510,778 or 4.53% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $26,254,962, representing 3.55% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Arizona Health Facilities Authority
Refunding Revenue Bonds
Phoenix Memorial Hospital
Series 1991
8.125% 06/01/12	05-23-1991	$1,783,069
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00 – 05-21-07	1,498,643
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
7.358% 10/01/11	05-14-2010	334,465
Series 2004
8.375% 10/01/15	10-04-04 – 05-14-10	501,848
Series 2004
8.750% 10/01/19	10-04-04 – 05-14-10	2,471,929
Series 2004
8.375% 10/01/20	05-14-10	1,420,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
7.375% 04/01/32	07-05-2002	250,000
Capital Trust Agency
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-2008	1,425,000
Capital Trust Agency
Revenue Bonds
Orlando Project
Series 2003 AMT
6.750% 01/01/32	06-05-2003	632,454
Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
8.500% 05/01/32	05-01-2002	335,083
City of Roseville
Revenue Bonds
Care Institute, Inc. Project
Series 1993
7.750% 11/01/23	11-01-1993	1,270,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
6.250% 06/01/28	10-08-1998	767,981

Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-2006	3,213,202
El Paso County Housing Finance Corp.
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
8.000% 12/01/32	12-18-2000	545,000
Series 2000D
10.000% 12/01/32	12-18-00	655,000
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
7.000% 12/01/38	04-23-2008	2,500,000
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
6.000% 03/01/37	09-09-2010	973,271
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
7.000% 12/01/27	03-27-2009	872,028
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
6.000% 11/15/37	08-09-2007	3,645,830
Series 2007A
6.000% 11/15/42	03-26-09	708,598
Louisiana Public Facilities Authority
Revenue Bonds
Progressive Healthcare
Series 1998
6.375% 10/01/28	10-16-1998	1,970,283
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
7.100% 07/01/32	09-02-1999	2,023,641
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
0.000% 11/15/56	12-10-07 – 02-24-10	13,919
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co. – Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-1998	1,500,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	06-28-2006	1,228,125

Munimae TE Bond Subsidiary LLC
AMT
5.800% 06/30/49	10-14-04	1,000,000
New York Liberty Development Corp.
Revenue Bonds
National Sports Museum Project
Series 2006A
6.125% 02/15/19	08-07-06 – 05-28-08	1,985,478
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007 A
5.400% 05/01/38	02-21-07	1,194,000
Series 2007B
5.250% 05/01/12	02-21-07	1,000,000
Philadelphia Authority for Industrial Development
Revenue Bonds
Facilities Aero Philadelphia LLC
Series 1999 AMT
5.500% 01/01/24	04-14-99	872,563
Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	250,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	11-12-93	459,402
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007A
5.500% 05/01/38	04-26-07 – 05-12-09	2,794,813
Westridge Community Development District
Special Assessment Bonds
Series 2005
5.800% 05/01/37	12-22-05	2,650,000
West Villages Improvement District
Special Assessment Bonds
Unit of Development No. 3
Series 2006
5.500% 05/01/37	04-19-06 – 05-18-06	1,646,199
Will-Kankakee Regional Development Authority
Prerefunded 12/15/11 Revenue Bonds
Flanders Corp./PrecisionAire
Series 1997 AMT
6.500% 12/15/17	12-30-97	495,000

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2011, the value of these securities amounted to $3,528,552, which represents 0.48% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $28,267,249 or 3.82% of net assets.

(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(j)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $740,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	30,430,000
Unrealized Depreciation	(53,784,000)
Net Unrealized Depreciation	(23,354,000)

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Municipal Bonds	$—	$698,559,491	$—	$698,559,491

Total Bonds	—	698,559,491	—	698,559,491

Short-Term Securities
Floating Rate Notes	—	5,000,000	—	5,000,000
Total Short-Term Securities	—	5,000,000	—	5,000,000

Other
Unaffiliated Money Market Fund(c)	13,433,533	—	—	13,433,533
Total Other	13,433,533	—	—	13,433,533
Total	$13,433,533	$703,559,491	$—	$716,993,024

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Small Cap Value Fund I

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 10.6%
Diversified Consumer Services 0.7%
Lincoln Educational Services Corp. (a)	458,478	$3,709,087
Regis Corp. (a)	480,196	6,765,962
Total		10,475,049
Hotels, Restaurants & Leisure 1.5%
Benihana, Inc., Class A (b)	509,450	4,386,364
Bob Evans Farms, Inc. (a)	287,911	8,211,222
PF Chang’s China Bistro, Inc. (a)	199,310	5,429,204
Red Robin Gourmet Burgers, Inc. (a)(b)	188,219	4,534,196
Total		22,560,986
Household Durables 0.9%
American Greetings Corp., Class A (a)	303,500	5,614,750
Cavco Industries, Inc. (a)(b)	139,558	4,806,377
CSS Industries, Inc.	252,263	4,207,747
Total		14,628,874
Specialty Retail 6.2%
Aaron’s, Inc. (a)	305,560	7,715,390
America’s Car-Mart, Inc. (a)(b)	151,309	4,390,987
Childrens Place Retail Stores, Inc. (The) (a)(b)	194,131	9,032,915
Finish Line, Inc., Class A (The) (a)	483,154	9,658,249
Foot Locker, Inc.	236,120	4,743,651
GameStop Corp., Class A (a)(b)	284,927	6,581,814
hhgregg, Inc. (a)(b)	525,805	5,126,599
Men’s Wearhouse, Inc. (The) (a)	339,936	8,865,531
OfficeMax, Inc. (a)(b)	969,240	4,700,814
Pacific Sunwear of California, Inc. (a)(b)	1,867,182	2,240,618
RadioShack Corp. (a)	420,350	4,884,467
Rent-A-Center, Inc. (a)	515,665	14,155,004
Shoe Carnival, Inc. (a)(b)	270,890	6,393,004
Stage Stores, Inc. (a)	394,483	5,471,479
Total		93,960,522
Textiles, Apparel & Luxury Goods 1.3%
Jones Group, Inc. (The) (a)	909,540	8,376,864
Movado Group, Inc. (a)	461,655	5,622,958
Warnaco Group, Inc. (The) (b)	124,770	5,750,649
Total		19,750,471
TOTAL CONSUMER DISCRETIONARY		161,375,902
CONSUMER STAPLES 2.5%
Food & Staples Retailing 1.5%
Andersons, Inc. (The) (a)	219,670	7,394,092
Ruddick Corp. (a)	223,090	8,698,279

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Spartan Stores, Inc. (a)	399,456	$6,183,579
Total		22,275,950
Food Products 1.0%
Chiquita Brands International, Inc. (a)(b)	751,610	6,268,427
Fresh Del Monte Produce, Inc. (a)(c)	407,857	9,462,283
Total		15,730,710
TOTAL CONSUMER STAPLES		38,006,660
ENERGY 4.8%
Energy Equipment & Services 1.8%
Cal Dive International, Inc. (a)(b)	1,273,230	2,431,869
Gulf Island Fabrication, Inc. (a)	314,210	6,497,863
Matrix Service Co. (a)(b)	496,800	4,227,768
TGC Industries, Inc. (b)	826,217	3,635,355
Tidewater, Inc.	147,830	6,216,251
Union Drilling, Inc. (b)	844,657	3,969,888
Total		26,978,994
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett Corp. (b)	243,870	8,837,849
Cloud Peak Energy, Inc. (a)(b)	420,834	7,133,136
Forest Oil Corp. (b)	287,860	4,145,184
James River Coal Co. (a)(b)	498,390	3,174,744
Nordic American Tankers Ltd. (a)(c)	412,090	5,810,469
Stone Energy Corp. (b)	248,118	4,021,993
Swift Energy Co. (b)	305,569	7,437,550
VAALCO Energy, Inc. (a)(b)	1,045,287	5,080,095
Total		45,641,020
TOTAL ENERGY		72,620,014
FINANCIALS 31.1%
Capital Markets 2.5%
GFI Group, Inc. (a)	1,458,550	5,863,371
Greenhill & Co., Inc. (a)	118,169	3,378,452
INTL FCStone, Inc. (a)(b)	383,538	7,962,249
Investment Technology Group, Inc. (a)(b)	539,405	5,280,775
Knight Capital Group, Inc., Class A (b)	901,780	10,965,645
Medallion Financial Corp. (a)	427,251	3,973,434
Piper Jaffray Companies (a)(b)	46,277	829,746
Total		38,253,672
Commercial Banks 8.5%
Ameris Bancorp (b)	687,761	5,990,398
BancFirst Corp. (a)	184,101	6,104,789

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
BancTrust Financial Group, Inc. (a)(b)	469,058	$1,102,286
BOK Financial Corp.	85,330	4,001,124
Bryn Mawr Bank Corp.	364,416	6,038,373
Chemical Financial Corp. (a)	446,553	6,836,727
Columbia Banking System, Inc. (a)	499,645	7,154,916
Community Trust Bancorp, Inc. (a)	293,654	6,839,202
First Citizens BancShares Inc., Class A	47,188	6,773,366
First Commonwealth Financial Corp. (a)	1,869,094	6,915,648
First Financial Corp. (a)	327,076	8,997,861
First National Bank of Alaska	2,615	4,033,638
FirstMerit Corp. (a)	836,370	9,501,163
Hancock Holding Co.	433,728	11,615,236
Investors Bancorp, Inc. (a)(b)	492,143	6,215,766
Merchants Bancshares, Inc.	268,995	7,203,686
Northfield Bancorp, Inc. (a)	363,935	4,818,499
Northrim BanCorp, Inc. (d)	338,691	6,553,671
West Coast Bancorp (a)(b)	339,008	4,746,112
Wintrust Financial Corp. (a)	304,735	7,865,210
Total		129,307,671
Consumer Finance 0.8%
Cash America International, Inc. (a)	227,819	11,655,220
Diversified Financial Services 0.2%
Pico Holdings, Inc. (a)(b)	146,238	2,999,341
Insurance 8.5%
Allied World Assurance Co. Holdings AG (c)	124,940	6,710,527
American Safety Insurance Holdings Ltd. (b)(c)	389,181	7,160,930
Argo Group International Holdings Ltd. (a)(c)	332,670	9,437,848
Baldwin & Lyons, Inc., Class B (a)	291,262	6,224,269
eHealth, Inc. (a)(b)	573,130	7,828,956
EMC Insurance Group, Inc. (a)	326,476	6,007,158
Endurance Specialty Holdings Ltd. (a)(c)	158,300	5,405,945
FBL Financial Group, Inc., Class A (a)	274,595	7,309,719
Global Indemnity PLC (b)(c)	849,089	14,502,440
Hanover Insurance Group, Inc. (The) (a)	210,813	7,483,862
Horace Mann Educators Corp. (a)	546,551	6,236,147
National Western Life Insurance Co., Class A (a)	36,022	4,880,981
Navigators Group, Inc. (The) (a)(b)	181,781	7,852,939

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Old Republic International Corp. (a)	497,760	$4,440,019
Safety Insurance Group, Inc. (a)	227,391	8,602,202
Stewart Information Services Corp. (a)	513,460	4,538,986
Symetra Financial Corp. (a)	673,152	5,486,189
United Fire & Casualty Co. (a)	530,076	9,377,045
Total		129,486,162
Real Estate Investment Trusts (REITs) 5.6%
Chesapeake Lodging Trust (a)	655,482	7,911,668
Corporate Office Properties Trust (a)	229,070	4,989,145
Cousins Properties, Inc.	1,177,068	6,885,848
DiamondRock Hospitality Co. (a)	1,333,309	9,319,830
Franklin Street Properties Corp. (a)	520,752	5,889,705
Getty Realty Corp. (a)	219,176	3,160,518
National Health Investors, Inc. (a)	157,078	6,617,696
Potlatch Corp. (a)	328,931	10,367,905
Starwood Property Trust, Inc. (a)	612,340	10,507,754
Sunstone Hotel Investors, Inc. (a)(b)	1,517,783	8,636,185
Terreno Realty Corp. (d)	496,689	6,372,520
Urstadt Biddle Properties, Inc., Class A (a)	320,182	5,113,307
Total		85,772,081
Real Estate Management & Development 0.2%
Avatar Holdings, Inc. (b)	293,663	2,402,163
Thrifts & Mortgage Finance 4.8%
Bank Mutual Corp.	1,673,953	4,369,017
BankFinancial Corp.	939,191	6,236,228
Beneficial Mutual Bancorp, Inc. (a)(b)	988,746	7,366,158
Brookline Bancorp, Inc. (a)	1,067,665	8,231,697
Clifton Savings Bancorp, Inc.	537,518	4,923,665
ESSA Bancorp, Inc.	450,819	4,738,108
Home Federal Bancorp, Inc.	741,874	5,801,455
MGIC Investment Corp. (a)(b)	2,722,260	5,090,626
Provident New York Bancorp (a)	677,480	3,942,934
TrustCo Bank Corp. (a)	942,619	4,204,081
United Financial Bancorp, Inc. (a)	356,213	4,876,556
Washington Federal, Inc. (a)	506,491	6,452,695
Westfield Financial, Inc. (a)	898,111	5,918,551
Total		72,151,771
TOTAL FINANCIALS		472,028,081
HEALTH CARE 9.9%
Health Care Equipment & Supplies 3.4%
Analogic Corp. (a)	104,519	4,746,208

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Angiodynamics, Inc. (a)(b)	394,549	$5,184,374
Cantel Medical Corp. (a)	295,671	6,244,572
ICU Medical, Inc. (a)(b)	153,814	5,660,355
Kensey Nash Corp. (a)(b)	217,926	5,339,187
Medical Action Industries, Inc. (b)	600,993	3,035,015
Orthofix International NV (a)(b)(c)	147,745	5,098,680
Quidel Corp. (a)(b)	428,470	7,014,054
Symmetry Medical, Inc. (a)(b)	576,460	4,450,271
Young Innovations, Inc. (a)	146,823	4,184,455
Total		50,957,171
Health Care Providers & Services 4.5%
Amsurg Corp. (a)(b)	359,301	8,084,272
Centene Corp. (b)	270,630	7,758,962
Healthspring, Inc. (a)(b)	271,547	9,900,604
Kindred Healthcare, Inc. (b)	541,140	4,664,627
Magellan Health Services, Inc. (a)(b)	193,730	9,357,159
Medcath Corp. (a)(b)	583,680	8,101,478
Molina Healthcare, Inc. (a)(b)	297,190	4,588,614
Owens & Minor, Inc. (a)	243,835	6,944,421
Triple-S Management Corp., Class B (a)(b)(c)	257,710	4,316,642
U.S. Physical Therapy, Inc. (a)	248,854	4,608,776
Total		68,325,555
Pharmaceuticals 2.0%
Impax Laboratories, Inc. (a)(b)	339,420	6,079,012
Medicis Pharmaceutical Corp., Class A (a)	220,480	8,043,110
Par Pharmaceutical Companies, Inc. (b)	250,040	6,656,065
Viropharma, Inc. (a)(b)	543,209	9,815,787
Total		30,593,974
TOTAL HEALTH CARE		149,876,700
INDUSTRIALS 15.4%
Aerospace & Defense 1.4%
AAR Corp. (a)	271,508	4,526,038
Ceradyne, Inc. (a)(b)	325,842	8,761,891
Curtiss-Wright Corp. (a)	297,090	8,565,105
Total		21,853,034
Building Products 0.4%
Universal Forest Products, Inc. (a)	231,181	5,559,903
Commercial Services & Supplies 2.3%
ABM Industries, Inc. (a)	366,670	6,988,730

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Consolidated Graphics, Inc. (a)(b)	139,104	$5,081,469
Ennis, Inc. (a)	321,139	4,194,076
G&K Services, Inc., Class A (a)	190,156	4,856,584
Unifirst Corp. (a)	147,562	6,683,083
United Stationers, Inc. (a)	269,320	7,338,970
Total		35,142,912
Construction & Engineering 2.4%
Comfort Systems U.S.A., Inc. (a)	463,051	3,852,585
Dycom Industries, Inc. (a)(b)	562,351	8,603,970
EMCOR Group, Inc. (b)	406,630	8,266,788
KHD Humboldt Wedag International AG (a)(b)(c)	383,643	2,354,514
Layne Christensen Co. (a)(b)	225,120	5,200,272
Pike Electric Corp. (a)(b)	617,631	4,181,362
Sterling Construction Co., Inc. (b)	351,790	3,929,494
Total		36,388,985
Electrical Equipment 1.6%
Belden, Inc. (a)	215,871	5,567,313
Brady Corp., Class A	288,330	7,620,562
GrafTech International Ltd. (a)(b)	480,376	6,100,775
Powell Industries, Inc. (a)(b)	161,994	5,016,954
Total		24,305,604
Machinery 3.8%
Astec Industries, Inc. (a)(b)	207,388	6,072,321
CIRCOR International, Inc. (a)	191,260	5,617,306
EnPro Industries, Inc. (a)(b)	248,962	7,389,192
FreightCar America, Inc. (a)(b)	237,861	3,427,577
Harsco Corp.	215,147	4,171,700
Kadant, Inc. (a)(b)	340,782	6,052,288
LB Foster Co., Class A (a)	229,600	5,104,008
Mueller Industries, Inc. (a)	277,450	10,706,796
Robbins & Myers, Inc. (a)	285,384	9,905,679
Total		58,446,867
Marine 0.3%
Diana Shipping, Inc. (a)(b)(c)	552,690	4,100,960
Professional Services 0.9%
FTI Consulting, Inc. (a)(b)	244,850	9,012,929
Korn/Ferry International (a)(b)	359,821	4,386,218
Total		13,399,147
Road & Rail 1.4%
Heartland Express, Inc. (a)	346,464	4,698,052
Ryder System, Inc.	142,299	5,337,635

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Werner Enterprises, Inc. (a)	513,219	$10,690,352
Total		20,726,039
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc. (a)	232,810	6,323,119
Kaman Corp.	271,422	7,559,103
Total		13,882,222
TOTAL INDUSTRIALS		233,805,673
INFORMATION TECHNOLOGY 13.6%
Communications Equipment 1.8%
Anaren, Inc. (a)(b)	283,710	5,433,047
Bel Fuse, Inc., Class B (a)	208,177	3,245,479
Black Box Corp. (a)	221,503	4,729,089
Symmetricom, Inc. (a)(b)	814,530	3,535,060
Tekelec (a)(b)	792,790	4,788,452
Tellabs, Inc.	1,304,210	5,595,061
Total		27,326,188
Computers & Peripherals 0.3%
QLogic Corp. (b)	366,200	4,643,416
Electronic Equipment, Instruments & Components 2.9%
Anixter International, Inc.	156,298	7,414,777
Benchmark Electronics, Inc. (a)(b)	538,732	7,008,903
Brightpoint, Inc. (a)(b)	566,829	5,220,495
Electro Scientific Industries, Inc. (a)(b)	346,840	4,123,928
Littelfuse, Inc. (a)	176,411	7,093,486
Methode Electronics, Inc. (a)	407,752	3,029,597
MTS Systems Corp.	169,064	5,180,121
Nam Tai Electronics, Inc. (a)(c)	1,082,640	5,315,763
Total		44,387,070
Internet Software & Services 1.5%
InfoSpace, Inc. (a)(b)	612,657	5,121,813
j2 Global Communications, Inc. (a)	206,123	5,544,709
United Online, Inc. (a)	1,063,950	5,564,458
ValueClick, Inc. (a)(b)	369,590	5,750,820
Total		21,981,800
IT Services 2.7%
Acxiom Corp. (a)(b)	652,420	6,941,749
CACI International, Inc., Class A (a)(b)	186,876	9,332,588
Convergys Corp. (a)(b)	743,027	6,969,593
CSG Systems International, Inc. (b)	358,371	4,529,809

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Global Cash Access Holdings, Inc. (a)(b)	1,629,318	$4,171,054
MoneyGram International, Inc. (a)(b)	1,640,122	3,821,484
TeleTech Holdings, Inc. (a)(b)	333,730	5,086,045
Total		40,852,322
Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc. (a)(b)	1,093,880	4,769,317
ATMI, Inc. (a)(b)	329,982	5,220,315
Cabot Microelectronics Corp. (a)(b)	173,460	5,965,289
Entegris, Inc. (b)	1,112,610	7,098,452
Integrated Device Technology, Inc. (a)(b)	918,010	4,727,752
MKS Instruments, Inc. (a)	358,808	7,789,722
Novellus Systems, Inc. (a)(b)	190,300	5,187,578
Tessera Technologies, Inc. (a)(b)	502,726	6,002,548
Total		46,760,973
Software 1.3%
Compuware Corp. (b)	585,740	4,486,768
Monotype Imaging Holdings, Inc. (a)(b)	440,748	5,346,273
Parametric Technology Corp. (b)	263,170	4,047,555
Progress Software Corp. (a)(b)	323,748	5,681,778
Total		19,562,374
TOTAL INFORMATION TECHNOLOGY		205,514,143
MATERIALS 6.3%
Chemicals 2.8%
Chemtura Corp. (a)(b)	546,830	5,484,705
Cytec Industries, Inc.	128,830	4,527,086
H.B. Fuller Co. (a)	521,669	9,504,809
Minerals Technologies, Inc. (a)	170,656	8,408,221
OM Group, Inc. (a)(b)	584,893	15,189,671
Total		43,114,492
Containers & Packaging 1.6%
Greif, Inc., Class A	321,443	13,786,690
Greif, Inc., Class B	103,463	4,450,978
Packaging Corp. of America	240,775	5,610,058
Total		23,847,726
Metals & Mining 1.5%
Haynes International, Inc. (a)	87,300	3,793,185
Olympic Steel, Inc. (a)	309,297	5,239,491
Thompson Creek Metals Co., Inc. (b)(c)	1,092,790	6,633,236
Worthington Industries, Inc. (a)	504,360	7,045,909
Total		22,711,821

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.4%
Wausau Paper Corp. (a)	991,480	$6,335,557
TOTAL MATERIALS		96,009,596
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.0%
Cbeyond, Inc. (a)(b)	683,132	4,822,912
Neutral Tandem, Inc. (b)	553,720	5,360,010
Warwick Valley Telephone Co. (d)	357,403	4,546,166
Total		14,729,088
Wireless Telecommunication Services 0.8%
NTELOS Holdings Corp. (a)	436,040	7,730,989
Shenandoah Telecommunications Co. (a)	367,515	4,094,117
Total		11,825,106
TOTAL TELECOMMUNICATION SERVICES		26,554,194
UTILITIES 3.7%
Electric Utilities 2.0%
Allete, Inc. (a)	279,910	10,253,103
IDACORP, Inc. (a)	286,580	10,826,993
MGE Energy, Inc. (a)	227,924	9,269,669
Total		30,349,765
Gas Utilities 1.3%
Laclede Group, Inc. (The) (a)	218,417	8,463,659
Southwest Gas Corp. (a)	296,715	10,732,181
Total		19,195,840
Multi-Utilities 0.4%
CH Energy Group, Inc. (a)	107,844	5,626,222
TOTAL UTILITIES		55,171,827
Total Common Stocks (Cost: $1,609,166,864)		$1,510,962,790

	Shares	Value

Money Market Fund 0.2%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	3,673,625	$3,673,625
Total Money Market Fund (Cost: $3,673,625)		$3,673,625

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.8%
Asset-Backed Commercial Paper 3.2%
Alpine Securitization
10/14/11	0.190%	$3,999,493	$3,999,493
Aspen Funding Corp.
10/05/11	0.270%	4,999,775	4,999,775
Cancara Asset Securitisation LLC
10/03/11	0.250%	2,999,333	2,999,333
10/06/11	0.250%	3,999,222	3,999,222
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	1,999,517	1,999,517
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	4,997,326	4,997,326
Royal Park Investments Funding Corp.
10/28/11	0.730%	9,994,120	9,994,120
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			47,987,064
Certificates of Deposit 11.6%
ABM AMRO Bank N.V.
10/12/11	0.310%	3,998,967	3,998,967
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,498,561	1,498,561
Branch Banking & Trust Corporation
10/11/11	0.200%	15,000,000	15,000,000
Clydesdale Bank PLC
10/21/11	0.340%	9,991,319	9,991,319
Commerzbank AG
10/03/11	0.380%	5,000,000	5,000,000
10/06/11	0.370%	3,000,000	3,000,000
Credit Suisse
10/04/11	0.190%	5,002,130	5,002,130
11/30/11	0.295%	5,001,500	5,001,500
Deutsche Bank AG
10/03/11	0.170%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	3,000,000	3,000,000
DnB NOR ASA
11/23/11	0.300%	3,000,000	3,000,000
DnB NOR
10/06/11	0.140%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	7,000,000	7,000,000
10/21/11	0.320%	2,000,000	2,000,000
Nordea Bank AB
12/09/11	0.310%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Royal Bank of Canada
10/03/11	0.010%	$4,300,000	$4,300,000
10/14/11	0.210%	3,000,987	3,000,987
Royal Bank of Scotland
10/03/11	0.150%	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	9,986,116	9,986,116
Svenska Handelsbanken
12/21/11	0.330%	5,000,000	5,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
The Commonwealth Bank of Australia
10/03/11	0.060%	10,000,000	10,000,000
Toronto Dominion Bank Ltd.
10/03/11	0.120%	10,000,000	10,000,000
Union Bank of Switzerland
11/28/11	0.350%	3,000,000	3,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	5,000,000	5,000,000
Total			175,779,580
Commercial Paper 0.6%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	4,998,622	4,998,622

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Suncorp Metway Ltd.
10/17/11	0.310%	$4,998,579	$4,998,579
Total			9,997,201
Repurchase Agreements 7.4%
Credit Suisse Securities (USA) LLC dated 09/30/11, matures 10/03/11, repurchase price $57,304,057 (f)
	0.050%	57,303,818	57,303,818
G.X. Clarke and Company dated 09/30/11, matures 10/03/11, repurchase price $12,500,188 (f)
	0.180%	12,500,000	12,500,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $12,000,220 (f)
	0.220%	12,000,000	12,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $6,000,080 (f)
	0.160%	6,000,000	6,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $25,000,313 (f)
	0.150%	25,000,000	25,000,000
Total			112,803,818
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $346,567,663)			$346,567,663
Total Investments
(Cost: $1,959,408,152) (g)			$1,861,204,078	(h)
Other Assets & Liabilities, Net			(343,929,760)
Net Assets			$1,517,274,318

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $86,310,237 or 5.69% of net assets.

(d)            Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,544	$45,964,201	$(42,327,120)	$—	$3,673,625	$1,460	$3,673,625
Northrim BanCorp, Inc.	5,847,077	—	(526,592)	(158,287)	5,162,198	44,030	6,553,671
Terreno Realty Corp.	8,861,353	—	(56,940)	(8,557)	8,795,856	50,029	6,372,520
Warwick Valley Telephone Co.	4,544,808	—	(34,599)	(2,258)	4,507,951	92,925	4,546,166
Total	$19,289,782	$45,964,201	$(42,945,251)	$(169,102)	$22,139,630	$188,444	$21,145,982

(e)            The rate shown is the seven-day current annualized yield at September 30, 2011.

(f)                                      The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.050%)

Security Description	Value
United States Treasury Note/Bond	$58,449,955
Total Market Value of Collateral Securities	$58,449,955

G.X. Clarke and Company (0.180%)

Security Description	Value
Fannie Mae Interest Strip	4,867
Fannie Mae Pool	31,538
Fannie Mae REMICS	4,204
Federal Farm Credit Bank	1,216,128
Federal Home Loan Banks	3,644,760
Federal Home Loan Mortgage Corp	2,473,706
Federal National Mortgage Association	1,989,093
Federal Mac Coupon Strips	43,965
Federal Mac Gold Pool	6,770
Federal Mac REMICS	308,464
Government National Mortgage Association	51,840
United States Treasury Bill	483,737
United States Treasury Note/Bond	2,026,113
United States Treasury Strip Coupon	374,240
United States Treasury Strip Principal	90,726
Total Market Value of Collateral Securities	$12,750,151

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$688,420
Federal Farm Credit Bank	12,602
Federal Home Loan Banks	290,030
Federal Home Loan Mortgage Corp	381,125
Federal National Mortgage Association	597,127
Freddie Mac Gold Pool	13,875
Freddie Mac REMICS	1,041,893
Ginnie Mae I Pool	1,543,863
Ginnie Mae II Pool	922,388
Government National Mortgage Association	3,038,203
United States Treasury Note/Bond	3,710,597
Total Market Value of Collateral Securities	$12,240,123

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$59,018
Fannie Mae Pool	1,948,028
Fannie Mae REMICS	1,267,943
Fannie Mae Whole Loan	10,468
Federal Home Loan Bank of Chicago	12,451
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	65,583
Freddie Mac Gold Pool	1,076,467
Freddie Mac REMICS	1,654,622
Ginnie Mae II Pool	25,420
Total Market Value of Collateral Securities	$6,120,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$20,914,591
Ginnie Mae II Pool	4,585,409
Total Market Value of Collateral Securities	$25,500,000

(g)                                     At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,959,408,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$154,879,000
Unrealized Depreciation	(253,083,000)
Net Unrealized Depreciation	$(98,204,000)

(h)                                     Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$161,375,902	$—	$—	$161,375,902
Consumer Staples	38,006,660	—	—	38,006,660
Energy	72,620,014	—	—	72,620,014
Financials	472,028,081	—	—	472,028,081
Health Care	149,876,700	—	—	149,876,700
Industrials	231,451,159	2,354,514	—	233,805,673
Information Technology	205,514,143	—	—	205,514,143
Materials	96,009,596	—	—	96,009,596
Telecommunication Services	26,554,194	—	—	26,554,194
Utilities	55,171,827	—	—	55,171,827
Total Equity Securities	1,508,608,276	2,354,514	—	1,510,962,790

Other
Affiliated Money Market Fund(c)	3,673,625	—	—	3,673,625
Investments of Cash Collateral Received for Securities on Loan	—	346,567,663	—	346,567,663
Total Other	3,673,625	346,567,663	—	350,241,288
Total	$1,512,281,901	$348,922,177	$—	$1,861,204,078

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 21, 2011